SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 26, 2015
Accounting Policies [Abstract]
PRINCIPLES OF CONSOLIDATION
PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include our accounts and those of our wholly-owned and majority-owned subsidiaries and partnerships.  In addition, we consolidate any entity which we own 50% or more and exercise control.  Intercompany transactions and balances have been eliminated.

NONCONTROLLING INTEREST IN SUBSIDIAIRIES
NONCONTROLLING INTEREST IN SUBSIDIARIES

Noncontrolling interest in results of operations of consolidated subsidiaries represents the noncontrolling shareholders' share of the income or loss of various consolidated subsidiaries.  The noncontrolling interest reflects the original investment by these noncontrolling shareholders combined with their proportional share of the earnings or losses of these subsidiaries, net of distributions paid.

FISCAL YEAR
FISCAL YEAR

Our fiscal year is a 52 or 53 week period, ending on the last Saturday of December.  Unless otherwise stated, references to 2015, 2014, and 2013 relate to the fiscal years ended December 26, 2015, December 27, 2014, and December 28, 2013, respectively.  Fiscal years 2015, 2014, and 2013 were comprised of 52 weeks.

FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS
FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

We follow ASC Topic 820, Fair Value Measurements and Disclosures, which provides a consistent definition of fair value, focuses on exit price, prioritizes the use of market-based inputs over entity-specific inputs for measuring fair value and establishes a three-tier hierarchy for fair value measurements. This topic requires fair value measurements to be classified and disclosed in one of the following three categories:

•	Level 1 — Financial instruments with unadjusted, quoted prices listed on active market exchanges.

•
Level 2 — Financial instruments lacking unadjusted, quoted prices from active market exchanges, including over-the-counter traded financial instruments. Financial instrument values are determined using prices for recently traded financial instruments with similar underlying terms and direct or indirect observational inputs, such as interest rates and yield curves at commonly quoted intervals.

•
Level 3 — Financial instruments not actively traded on a market exchange and there is little, if any, market activity. Values are determined using significant unobservable inputs or valuation techniques.

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS Cash and cash equivalents consist of cash and highly-liquid investments purchased with an original maturity of three months or less.
INVESTMENTS
INVESTMENTS

Investments are deemed to be "available for sale" and are, accordingly, carried at fair value being the quoted market value. Unrealized investment gains or losses, net of deferred taxes, are reported as a separate component of comprehensive income or loss until sold.

ACCOUNTS RECEIVABLE AND ALLOWANCES
We record estimated sales returns, discounts, and other applicable adjustments as a reduction of net sales in the same period revenue is recognized.
ACCOUNTS RECEIVABLE AND ALLOWANCES

We perform periodic credit evaluations of our customers and generally do not require collateral.  Accounts receivable are due under a range of terms we offer to our customers.  Discounts are offered, in most instances, as an incentive for early payment.

We base our allowances related to receivables on historical credit and collections experience, and the specific identification of other potential problems, including the general economic climate.  Actual collections can differ, requiring adjustments to the allowances.  Individual accounts receivable balances are evaluated on a monthly basis, and those balances considered uncollectible are charged to the allowance.

NOTES RECEIVABLE AND ALLOWANCES
NOTES RECEIVABLE AND ALLOWANCES

We have written agreements to receive repayment of funds borrowed from us, consisting of principal as well as any accrued interest, at a specified future date. We record a valuation allowance relating to these agreements for the portion that is expected to be uncollectible.

INVENTORIES
INVENTORIES

Inventories are stated at the lower of cost or market.  The cost of inventories includes raw materials, direct labor, and manufacturing overhead.  Cost is determined on a weighted average basis.  Raw materials consist primarily of unfinished wood products expected to be manufactured or treated prior to sale, while finished goods represent various manufactured and treated wood products ready for sale.

PROPERTY, PLANT, AND EQUIPMENT
PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment are stated at cost.  Expenditures for renewals and betterments are capitalized, and maintenance and repairs are expensed as incurred.  Amortization of assets held under capital leases is included in depreciation and amortized over the shorter of the estimated useful life of the asset or the lease term.

LONG-LIVED ASSETS

LONG-LIVED ASSETS

In accordance with ASC 360, Property, Plant, and Equipment (“ASC 360”), when an indicator of potential impairment exists, we evaluate the recoverability of our long-lived assets by determining whether unamortized balances could be recovered through undiscounted future operating cash flows over the remaining lives of the assets.  If the sum of the expected future cash flows was less than the carrying value of the assets, an impairment loss would be recognized for the excess of the carrying value over the fair value.

GOODWILL
GOODWILL

Our annual testing date for evaluating goodwill and indefinite-lived intangible asset impairment in the first day of the Company’s fourth fiscal quarter for all reporting units. Additionally, the Company reviews various triggering events throughout the year to ensure that a mid-year impairment analysis is not required. The reasonableness of our segment values determined in our valuation is measured against our market capitalization at the measurement date.

FOREIGN CURRENCY
FOREIGN CURRENCY

Our foreign operations use the local currency as their functional currency.  Accordingly, assets and liabilities are translated at exchange rates as of the balance sheet date and revenues and expenses are translated using weighted average rates, with translation adjustments included as a separate component of shareholders' equity. Gains and losses arising from re-measuring foreign currency transactions are included in earnings.

INSURANCE RESERVES
INSURANCE RESERVES

Our wholly-owned insurance captive, Ardellis Insurance Ltd.(“Ardellis”), was incorporated on April 21, 2001 under the laws of Bermuda and is licensed as a Class 3 insurer under the Insurance Act 1978 of Bermuda.

We are primarily self-insured for certain employee health benefits, and have self-funded retentions for general liability, automobile liability, property and workers' compensation.  We are fully self-insured for environmental liabilities.  The general liability, automobile liability, property, workers' compensation, and certain environmental liabilities are managed through Ardellis; the related assets and liabilities of which are included in the consolidated financial statements as of December 26, 2015 and December 27, 2014.  Our policy is to accrue amounts equal to actuarially determined or internally computed liabilities.  The actuarial and internal valuations are based on historical information along with certain assumptions about future events.  Changes in assumptions for such matters as legal actions, medical cost trends, and changes in claims experience could cause these estimates to change in the future.

In addition to providing coverage for the Company, Ardellis provides Excess Loss Insurance (primarily medical and prescription drug) to certain third parties.  As of December 26, 2015, Ardellis had 21 such contracts in place.  The contracts have aggregate coverage loss limits based on the election of the third parties.  Reserves associated with these contracts were $2.0 million at December 26, 2015 and $1.8 million at December 27, 2014, and are accrued based on third party actuarial valuations of the expected future liabilities.

INCOME TAXES
INCOME TAXES

Deferred income tax assets and liabilities are computed for differences between the financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future.  Such deferred income tax asset and liability computations are based on enacted tax laws and rates.  Valuation allowances are established when necessary to reduce deferred income tax assets to the amounts expected to be realized.  Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred income tax assets and liabilities. The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2015-17 - Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, on November 2, 2015, which simplifies the accounting for deferred tax assets and deferred tax liabilities. In accordance with this standard, the Company has early adopted the presentation of deferred income taxes, which requires all deferred tax assets and deferred tax liabilities to be classified as noncurrent as opposed to the former US GAAP Standard which requires entities to split their deferred tax assets and deferred tax liabilities between current and noncurrent based on the balance sheet classification of the related asset or liability. At the end of 2015 and prospectively, the deferred tax assets and deferred tax liabilities were classified as noncurrent.

DEBT
DEBT

The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2015-03 - Simplifying the Presentation of Debt Issuance Costs on April 7, 2015 and effective for fiscal years beginning after December 15, 2015. The ASU requires the presentation of debt issuance costs in the balance sheet as a direct deduction from the recognized debt liability rather than as an asset and amortization of the costs is reported as interest expense. In accordance with ASU 2015-03, the Company will comply with this ASU during the first interim reporting period of 2016.

REVENUE RECOGNITION
REVENUE RECOGNITION

Revenue is recognized at the time the product is shipped to the customer. Generally, title passes at the time of shipment.  In certain circumstances, the customer takes title when the shipment arrives at the destination.  However, our shipping process is typically completed the same day.

Earnings on construction contracts are reflected in operations using percentage-of-completion accounting, under either the cost to cost or units of delivery methods, depending on the nature of the business at individual operations.  Under percentage-of-completion using the cost to cost method, revenues and related earnings on construction contracts are measured by the relationships of actual costs incurred related to the total estimated costs.  Under percentage-of-completion using the units of delivery method, revenues and related earnings on construction contracts are measured by the relationships of actual units produced related to the total number of units.  Revisions in earnings estimates on the construction contracts are recorded in the accounting period in which the basis for such revisions becomes known.  Projected losses on individual contracts are charged to operations in their entirety when such losses become apparent.

Our construction contracts are generally entered into with a fixed price and completion of the projects can range from 6 to 18 months in duration.  Therefore, our operating results are impacted by, among many other things, labor rates and commodity costs.  During the year, we update our estimated costs to complete our projects using current labor and commodity costs and recognized losses to the extent that they exist.

SHIPPING AND HANDLING OF PRODUCT
SHIPPING AND HANDLING OF PRODUCT

Shipping and handling costs that are charged to and reimbursed by the customer are recognized as revenue.  Costs incurred related to the shipment and handling of products are classified in cost of goods sold.

USE OF ACCOUNTING ESTIMATES
USE OF ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period.  We believe our estimates to be reasonable; however, actual results could differ from these estimates.